Average Annual Total Returns{- Franklin Conservative Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Conservative Allocation Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes) Past 10 years		MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Linked Franklin Conservative Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) andBloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)
Past 1 year

Linked Franklin Conservative Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) andBloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)
Past 5 years

Linked Franklin Conservative Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) andBloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)
Past 10 years

Total	6.99%	3.11%	4.61%	4.98%	1.73%	3.40%	5.08%	2.10%	3.31%	11.35%	3.51%	4.41%	12.93%	4.02%	4.93%	13.64%	4.64%	4.96%	[1]	13.53%	4.57%	5.47%	7.13%	2.51%	2.68%	26.60%	[2]	8.41%	[2]	8.79%	[2]	27.30%	9.00%	9.37%	14.78%	[2]	5.00%	[2]	6.03%	[2]

[1]	1. Since inception May 1, 2013.
[2]

2. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).